Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 17,861,214	$ 26,736,700	$ 8,149,276
Bank acceptance receivables	18,374,380	22,085,846	19,379,845
Accounts receivable	79,052,428	68,945,792	67,101,297
Inventories	1,647,146	1,122,038	1,251,393
Prepayment and other current assets	15,329,511	16,428,779	1,394,539
Total current assets	132,264,679	135,319,155	97,276,350
Property, plant and equipment	8,617,192	8,758,047	7,477,744
Intangible assets	3,876,027	497,600	562,001
Investment	5,997,634	6,669,655	941,531
Other noncurrent assets	11,856,920	12,333,122
Deposits			30,599,755
Total assets	162,612,452	163,577,579	136,857,381
Current liabilities
Short-term bank borrowings	7,171,128	6,089,428	5,178,420
Accounts payable	13,820,348	16,096,165	20,981,041
Taxes payable	1,451,855	1,131,276	2,082,252
Accrued expenses and other current liabilities	778,369	856,698	847,066
Total current liabilities	23,221,700	24,173,567	29,088,779
Long term loan		724,932
Total liabilities	23,221,700	24,898,499	29,088,779
Commitments and contingencies
Shareholders’ equity
Ordinary share value	11,970	11,970	10,000
Preferred share value
Additional paid-in capital	42,967,006	42,967,006	9,716,484
Statutory surplus reserves	15,665,860	15,665,860	15,178,467
Retained earnings	90,392,246	83,330,239	77,574,663
Accumulated other comprehensive income (loss)	(10,146,195)	(3,852,138)	5,288,988
Total shareholders’ equity	138,890,887	138,122,937	107,768,602
Non-controlling interest	499,865	556,143
TOTAL EQUITY	139,390,752	138,679,080	107,768,602
Total liabilities and shareholders’ equity	$ 162,612,452	$ 163,577,579	$ 136,857,381